Shareholders' equity, capital distribution and earnings per share - Equity impact of share buy-back programmes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Repurchase Program [Line Items]
Share buy-back	$ 5,936	$ 5,685	$ 3,380
Norwegian State
Share Repurchase Program [Line Items]
Share buy-back	3,956	3,705
Total open market share
Share Repurchase Program [Line Items]
Share buy-back	1,980	1,980
First tranche
Share Repurchase Program [Line Items]
Share buy-back	396	330
Second tranche
Share Repurchase Program [Line Items]
Share buy-back	528	550
Third tranche
Share Repurchase Program [Line Items]
Share buy-back	528	550
Fourth tranche
Share Repurchase Program [Line Items]
Share buy-back	$ 528	$ 550